Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before taxes on income, as reported in the statements of operations	$ 5,523	$ 5,572	$ 6,209
Theoretical tax expense	1,270	1,281	1,428
Less - tax benefits arising from Technologic Preferred Enterprise status, see b. above	(651)	(772)	(1,110)
Theoretical tax expense net of tax benefits	619	509	318
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	44	44	41
Changes in valuation allowance	(212)	(106)	244
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	7	(9)	(6)
Taxes on income for the reported years:	458	438	597
As follows:
Taxable in Israel	4,039	4,751	5,162
Taxable outside Israel	1,484	821	1,047
Total	$ 5,523	$ 5,572	$ 6,209